Personnel Salaries and Expenses	12 Months Ended
Dec. 31, 2023
Personnel Salaries and Expenses [Abstract]
PERSONNEL SALARIES AND EXPENSES

NOTE 30 - PERSONNEL SALARIES AND EXPENSES

For the years ended December 31, 2023, 2022 and 2021, the composition of personnel salaries and expenses is as follows:

	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$

Salary compensation	217,908	216,124	205,443
Performance bonus	47,071	60,801	65,873
Legal compensation	50,677	49,463	47,028
Short-term bonuses	34,186	33,462	38,879
Long-term bonus	14,629	14,659	4,132
Stock-based benefits	2,119	(1,169)	(315)
Seniority compensation	36,289	27,289	25,878
Pension plans	(1,251)	849	(873)
Training expenses	2,653	2,487	2,659
Nursery school and kindergarten expenses	2,749	2,928	2,812
Other personnel expenses	5,245	7,915	6,159
Total	412,275	414,808	397,675